UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:  811-21478

Name of Registrant:   Vanguard CMT Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end:   August 31

Date of reporting period:  May 31, 2012

Item 1: Schedule of Investments

Vanguard Municipal Cash Management Fund

Schedule of Investments
As of May 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (101.2%)
Alabama (0.4%)
1 Alabama Public School & College Authority
Capital Improvement Revenue TOB VRDO	0.230%	6/7/12	12,550	12,550

Alaska (0.5%)
1 Alaska Housing Finance Corp. General Housing
Revenue TOB VRDO	0.200%	6/7/12	16,615	16,615

California (5.1%)
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.250%	6/7/12	5,000	5,000
California GO VRDO	0.150%	6/7/12 LOC	4,000	4,000
California Housing Finance Agency Multifamily
Housing Revenue VRDO	0.150%	6/7/12 LOC	3,900	3,900
California Housing Finance Agency Multifamily
Housing Revenue VRDO	0.150%	6/7/12 LOC	3,590	3,590
California Infrastructure & Economic
Development Bank Revenue (American
National Red Cross) VRDO	0.150%	6/7/12 LOC	3,300	3,300
California Statewide Communities Development
Authority Gas Supply Revenue VRDO	0.170%	6/7/12	9,910	9,910
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Ridgeway Apartments) VRDO	0.160%	6/7/12 LOC	12,625	12,625
1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.250%	6/7/12	6,230	6,230
1 East Bay CA Municipal Utility District Water
System Revenue TOB VRDO	0.180%	6/7/12	9,000	9,000
1 Foothill-De Anza CA Community College District
GO TOB VRDO	0.250%	6/7/12	7,500	7,500
Hayward CA Housing Authority Multifamily
Housing Revenue (Barrington Hills
Apartments) VRDO	0.150%	6/7/12 LOC	13,550	13,550
Livermore CA COP VRDO	0.150%	6/7/12 LOC	4,825	4,825
Livermore CA Redevelopment Agency Multi-
Family Housing Revenue (Livermore
Independent Senior Apartments) VRDO	0.140%	6/7/12 LOC	6,640	6,640
Los Angeles CA Department of Water & Power
Revenue VRDO	0.150%	6/1/12	15,500	15,500
Los Angeles CA Department of Water & Power
Revenue VRDO	0.120%	6/7/12	11,200	11,200
1 Rancho Santiago CA Community College
District GO TOB VRDO	0.190%	6/7/12	22,405	22,405
San Diego County CA Regional Transportation
Authority Sales Tax Revenue VRDO	0.150%	6/7/12	9,655	9,655
San Diego County CA Regional Transportation
Authority Sales Tax Revenue VRDO	0.150%	6/7/12	15,885	15,885
1 San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue TOB VRDO	0.180%	6/7/12	5,000	5,000

1 University of California Revenue TOB VRDO	0.200%	6/1/12	1,800	1,800
Whittier CA Health Facility Revenue
(Presbyterian Intercommunity Hospital) VRDO	0.140%	6/7/12 LOC	10,000	10,000
				181,515
Colorado (4.0%)
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.200%	6/1/12 LOC	12,910	12,910
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.200%	6/1/12 LOC	15,995	15,995
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.200%	6/1/12 LOC	13,650	13,650
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.200%	6/1/12 LOC	10,490	10,490
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.200%	6/1/12 LOC	2,080	2,080
Colorado Educational & Cultural Facilities
Authority Revenue (Nature Conservancy
Project) VRDO	0.160%	6/7/12	5,000	5,000
Colorado Educational & Cultural Facilities
Authority Revenue (Oklahoma's Public Radio)
VRDO	0.180%	6/7/12 LOC	5,190	5,190
1 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	0.200%	6/1/12	11,900	11,900
1 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	0.200%	6/7/12	9,995	9,995
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.150%	6/7/12	13,800	13,800
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.190%	6/7/12	12,500	12,500
Colorado Housing & Finance Authority Multi-
Family Mortgage Revenue VRDO	0.170%	6/7/12 LOC	4,410	4,410
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.170%	6/7/12 LOC	16,000	16,000
1 Regional Transportation District of Colorado
Sales Tax Revenue TOB VRDO	0.180%	6/7/12	6,785	6,785
				140,705
Connecticut (0.5%)
1 Connecticut Health & Educational Facilities
Authority Revenue (Yale University) TOB
VRDO	0.200%	6/1/12	9,000	9,000
1 Connecticut Health & Educational Facilities
Authority Revenue (Yale University) TOB
VRDO	0.220%	6/7/12	10,330	10,330
				19,330
Delaware (0.3%)
Delaware Economic Development Authority
Revenue (Archmere Academy Project) VRDO	0.180%	6/7/12 LOC	9,650	9,650

District of Columbia (1.4%)
1 District of Columbia GO TOB VRDO	0.170%	6/7/12 LOC	21,350	21,350

District of Columbia Revenue (Medlantic/Helix)
VRDO	0.170%	6/7/12 LOC	15,000	15,000
District of Columbia Revenue (Washington
Center for Internships) VRDO	0.190%	6/7/12 LOC	4,800	4,800
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.200%	6/7/12	5,935	5,935
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.200%	6/7/12	4,010	4,010
				51,095
Florida (5.2%)
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group) VRDO	0.150%	6/7/12 LOC	9,400	9,400
Hillsborough County FL School Board (Master
Lease Program) COP VRDO	0.230%	6/1/12 LOC	3,810	3,810
Jacksonville FL Economic Development
Commission Special Facility Airport Revenue
(Holland Sheltair Aviation Group Project)
VRDO	0.210%	6/7/12 LOC	8,150	8,150
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.150%	6/7/12 LOC	17,315	17,315
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.160%	6/7/12	13,400	13,400
Jacksonville FL Transportation Revenue VRDO	0.180%	6/7/12 LOC	12,705	12,705
Miami-Dade County FL Industrial Development
Authority Revenue (American Public Media
Group Project) VRDO	0.220%	6/1/12 LOC	17,340	17,340
Miami-Dade County FL Professional Sports
Franchise Facilities Tax Revenue VRDO	0.180%	6/7/12 LOC	33,600	33,600
Miami-Dade County FL Special Obligation
Revenue (Juvenile Courthouse Project)
VRDO	0.160%	6/7/12 LOC	10,000	10,000
1 Miami-Dade County FL Special Obligation
Revenue TOB VRDO	0.180%	6/1/12 LOC	18,500	18,500
Orlando & Orange County FL Expressway
Authority Revenue VRDO	0.150%	6/7/12 LOC	15,000	15,000
Orlando & Orange County FL Expressway
Authority Revenue VRDO	0.180%	6/7/12 LOC	20,000	20,000
Sunshine State Governmental Financing
Commission Florida Revenue VRDO	0.190%	6/7/12 LOC	5,400	5,400
				184,620
Georgia (3.2%)
Atlanta GA Development Authority Revenue
(Georgia Aquarium Inc. Project) VRDO	0.210%	6/7/12 LOC	12,500	12,500
Floyd County GA Development Authority
Revenue (Berry College Project) VRDO	0.210%	6/7/12 LOC	4,740	4,740
Fulton County GA Development Authority
Revenue (Woodward Academy Project)
VRDO	0.210%	6/7/12 LOC	4,500	4,500
1 Georgia GO TOB VRDO	0.200%	6/7/12	11,560	11,560
1 Gwinnett County GA School District GO TOB
VRDO	0.160%	6/7/12	13,430	13,430
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue VRDO	0.160%	6/7/12 LOC	5,000	5,000
Municipal Electric Authority Georgia Revenue
(Project One) VRDO	0.160%	6/7/12 LOC	25,600	25,600

Private Colleges & University Authority of
Georgia Revenue (Emory University) VRDO	0.120%	6/7/12	10,200	10,200
Private Colleges & University Authority of
Georgia Revenue (Emory University) VRDO	0.140%	6/7/12	11,200	11,200
Private Colleges & University Authority of
Georgia Revenue (Emory University) VRDO	0.160%	6/7/12	13,100	13,100
				111,830
Hawaii (0.2%)
1 Honolulu HI City & County GO TOB VRDO	0.250%	6/7/12	7,700	7,700

Idaho (1.6%)
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.160%	6/7/12 LOC	16,875	16,875
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.160%	6/7/12 LOC	38,830	38,830
				55,705
Illinois (9.5%)
Chicago IL Board of Education GO VRDO	0.170%	6/7/12 LOC	27,000	27,000
1 Chicago IL GO TOB VRDO	0.160%	6/7/12	14,330	14,330
1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.200%	6/7/12	14,935	14,935
1 Chicago IL Water Revenue TOB VRDO	0.200%	6/7/12	7,795	7,795
Chicago IL Water Revenue VRDO	0.160%	6/7/12 LOC	3,150	3,150
Chicago IL Water Revenue VRDO	0.190%	6/7/12 LOC	26,325	26,325
Illinois Educational Facilities Authority Revenue
(ACI/Cultural Pooled Financing Program)
VRDO	0.180%	6/7/12 LOC	22,000	22,000
Illinois Educational Facilities Authority Revenue
(University of Chicago) VRDO	0.150%	6/7/12	26,897	26,897
Illinois Finance Authority Revenue (Advocate
Health Care Network) VRDO	0.160%	6/7/12	16,065	16,065
Illinois Finance Authority Revenue (Bradley
University) VRDO	0.160%	6/7/12 LOC	4,000	4,000
Illinois Finance Authority Revenue (Bradley
University) VRDO	0.160%	6/7/12 LOC	10,000	10,000
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.200%	6/1/12	39,490	39,490
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.200%	6/1/12	36,285	36,285
Illinois Finance Authority Revenue (University of
Chicago) VRDO	0.150%	6/7/12	26,617	26,617
Illinois Health Facilities Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.200%	6/1/12	28,000	28,000
1 Illinois Regional Transportation Authority
Revenue TOB VRDO	0.200%	6/7/12	15,100	15,100
1 Illinois Sales Tax Revenue TOB VRDO	0.200%	6/7/12	18,000	18,000
				335,989
Indiana (1.3%)
1 Indiana Finance Authority Highway Revenue
TOB VRDO	0.160%	6/7/12	14,510	14,510
1 Indiana Finance Authority Revenue (Lease
Appropriation) TOB VRDO	0.200%	6/1/12	15,495	15,495
Purdue University Indiana COP VRDO	0.130%	6/7/12	14,685	14,685
				44,690

Iowa (0.6%)
Iowa Higher Education Loan Authority Revenue
Private College Facility (St. Ambrose
University Project) VRDO	0.220%	6/1/12 LOC	20,000	20,000

Kentucky (1.7%)
Christian County KY Association County
Leasing Program Revenue VRDO	0.200%	6/1/12 LOC	13,030	13,030
Christian County KY Association County
Leasing Program Revenue VRDO	0.200%	6/1/12 LOC	15,150	15,150
Christian County KY Association County
Leasing Program Revenue VRDO	0.200%	6/1/12 LOC	9,800	9,800
Shelby County KY GO VRDO	0.200%	6/1/12 LOC	3,390	3,390
Trimble County KY Association of Counties
Leasing Trust Lease Program Revenue
VRDO	0.200%	6/1/12 LOC	17,070	17,070
				58,440
Louisiana (1.7%)
Louisiana Public Facilities Authority Revenue
(CHRISTUS Health) VRDO	0.150%	6/7/12 LOC	7,000	7,000
Louisiana Public Facilities Authority Revenue
(International-Matex Tank Terminals Project)
VRDO	0.210%	6/7/12 LOC	30,000	30,000
Louisiana Public Facilities Authority Revenue
(Tiger Athletic Foundation Project) VRDO	0.180%	6/7/12 LOC	24,345	24,345
				61,345
Maryland (1.6%)
Baltimore County MD BAN	2.500%	12/17/12	30,000	30,367
Maryland Health & Higher Educational Facilities
Authority Revenue (Suburban Hospital) VRDO	0.160%	6/7/12 LOC	12,095	12,095
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System) VRDO	0.180%	6/7/12 LOC	10,000	10,000
Montgomery County MD Housing Opportunities
Commission Multifamily Housing Revenue
VRDO	0.160%	6/7/12 LOC	5,000	5,000
				57,462
Massachusetts (3.0%)
Massachusetts Department of Transportation
Metropolitan Highway System Revenue
VRDO	0.170%	6/7/12	14,000	14,000
Massachusetts Development Finance Agency
Revenue (Boston University) VRDO	0.130%	6/7/12 LOC	12,100	12,100
Massachusetts Development Finance Agency
Revenue (Shady Hill) VRDO	0.170%	6/7/12 LOC	8,515	8,515
1 Massachusetts GO TOB VRDO	0.160%	6/7/12	4,800	4,800
1 Massachusetts GO TOB VRDO	0.200%	6/7/12	18,455	18,455
Massachusetts GO VRDO	0.150%	6/7/12	32,000	32,000
Massachusetts Water Resources Authority
Revenue VRDO	0.130%	6/7/12	3,000	3,000
Massachusetts Water Resources Authority
Revenue VRDO	0.140%	6/7/12	5,000	5,000
Massachusetts Water Resources Authority
Revenue VRDO	0.170%	6/7/12	10,000	10,000
				107,870

Michigan (1.5%)
Green Lake Township MI Economic
Development Corp. Revenue (Interlochen
Center for the Arts Project) VRDO	0.200%	6/1/12 LOC	15,100	15,100
Michigan Strategic Fund Limited Obligation
Revenue (Henry Ford Museum) VRDO	0.210%	6/1/12 LOC	11,250	11,250
Oakland University of Michigan Revenue VRDO	0.170%	6/7/12 LOC	11,230	11,230
University of Michigan Hospital Medical Service
Plan Revenue VRDO	0.140%	6/7/12	6,100	6,100
University of Michigan Hospital Revenue VRDO	0.180%	6/1/12	2,600	2,600
1 Wayne State University Michigan Revenue TOB
VRDO	0.200%	6/1/12	6,660	6,660
				52,940
Minnesota (0.2%)
Hennepin County MN GO VRDO	0.140%	6/7/12	4,605	4,605
Minnesota Higher Education Facilities Authority
Revenue (Carleton College) VRDO	0.160%	6/7/12	2,840	2,840
				7,445
Mississippi (1.8%)
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.160%	6/1/12	22,000	22,000
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.160%	6/1/12	900	900
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.160%	6/7/12	15,000	15,000
Mississippi Business Finance Corp. Revenue
(Renaissance at Colony Park LLC Project)
VRDO	0.180%	6/7/12 LOC	5,300	5,300
Mississippi Business Finance Corp. Revenue
(Renaissance at Colony Park LLC Project)
VRDO	0.180%	6/7/12 LOC	12,255	12,255
Mississippi GO (Nissan Project) VRDO	0.200%	6/7/12	8,880	8,880
				64,335
Missouri (1.1%)
Curators of the University of Missouri System
Facilities Revenue VRDO	0.160%	6/7/12	29,485	29,485
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.120%	6/7/12	8,450	8,450
				37,935
Nebraska (2.5%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 2) VRDO	0.180%	6/7/12	9,920	9,920
Douglas County NE Hospital Authority No. 2
Health Facilities Revenue (Children's Hospital
Obligated Group) VRDO	0.220%	6/1/12 LOC	5,050	5,050
Nebraska Investment Finance Authority Single
Family Housing Revenue VRDO	0.190%	6/7/12	43,400	43,400
1 Nebraska Public Power District Revenue TOB
VRDO	0.170%	6/7/12 LOC	24,420	24,420
1 Nebraska Public Power District Revenue TOB
VRDO	0.190%	6/7/12 (13)	5,000	5,000
				87,790

Nevada (0.2%)
1 Las Vegas Valley Water District Nevada GO
TOB VRDO	0.200%	6/7/12	7,590	7,590

New Hampshire (0.4%)
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University) VRDO	0.150%	6/7/12 LOC	13,855	13,855

New Jersey (1.0%)
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.190%	6/1/12 LOC	4,900	4,900
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.170%	6/7/12	5,300	5,300
New Jersey TRAN	2.000%	6/21/12	21,000	21,020
Rutgers State University New Jersey Revenue
VRDO	0.190%	6/1/12	3,900	3,900
				35,120
New Mexico (2.3%)
New Mexico Finance Authority Transportation
Revenue VRDO	0.150%	6/7/12 LOC	37,840	37,840
1 New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) TOB VRDO	0.200%	6/7/12	10,000	10,000
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.180%	6/7/12	10,565	10,565
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.180%	6/7/12	14,480	14,480
New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue VRDO	0.180%	6/7/12	9,950	9,950
				82,835
New York (15.2%)
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.170%	6/7/12	6,000	6,000
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.180%	6/7/12	15,000	15,000
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.290%	6/7/12	1,400	1,400
1 New York City NY GO TOB VRDO	0.180%	6/1/12 LOC	10,980	10,980
New York City NY GO VRDO	0.200%	6/1/12 LOC	22,295	22,295
New York City NY GO VRDO	0.200%	6/1/12 LOC	3,900	3,900
New York City NY GO VRDO	0.250%	6/1/12	2,000	2,000
New York City NY GO VRDO	0.250%	6/1/12	3,400	3,400
New York City NY GO VRDO	0.250%	6/1/12	5,700	5,700
New York City NY GO VRDO	0.250%	6/1/12	3,700	3,700
New York City NY GO VRDO	0.250%	6/1/12	2,480	2,480
New York City NY GO VRDO	0.140%	6/7/12 LOC	28,315	28,315
New York City NY GO VRDO	0.150%	6/7/12 LOC	29,730	29,730
New York City NY GO VRDO	0.170%	6/7/12 LOC	4,250	4,250
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Columbus
Apartments) VRDO	0.150%	6/7/12 LOC	18,500	18,500

New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (Royal
Charter Properties) VRDO	0.150%	6/7/12 LOC	5,200	5,200
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.200%	6/1/12	6,000	6,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.200%	6/1/12	500	500
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.180%	6/7/12	12,285	12,285
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.160%	6/1/12	5,405	5,405
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.160%	6/1/12	17,850	17,850
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.170%	6/1/12	14,300	14,300
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.170%	6/1/12	5,200	5,200
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.190%	6/1/12	8,100	8,100
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.200%	6/1/12	4,500	4,500
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.140%	6/7/12	20,340	20,340
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.190%	6/7/12	5,535	5,535
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.170%	6/1/12	4,600	4,600
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.160%	6/7/12	29,400	29,400
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.190%	6/1/12	5,985	5,985
New York Liberty Development Corp. Revenue
PUT	0.270%	11/8/12	15,000	15,000
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB
VRDO	0.200%	6/7/12 (13)	16,000	16,000
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.150%	6/7/12 LOC	20,000	20,000
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.150%	6/7/12 LOC	23,900	23,900
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.210%	6/7/12 (13)	8,000	8,000
New York Metropolitan Transportation Authority
Revenue VRDO	0.160%	6/7/12 LOC	10,000	10,000
1 New York State Dormitory Authority Revenue
(Columbia University) TOB VRDO	0.220%	6/7/12	8,535	8,535
New York State Dormitory Authority Revenue
(New York Law School) VRDO	0.150%	6/7/12 LOC	8,700	8,700

1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.200%	6/7/12	7,760	7,760
New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.160%	6/7/12 LOC	3,200	3,200
New York State Housing Finance Agency
Housing Revenue (80 DeKalb Avenue) VRDO	0.160%	6/7/12 LOC	4,100	4,100
New York State Housing Finance Agency
Housing Revenue (Avalon Bowery Place I)
VRDO	0.140%	6/7/12 LOC	10,500	10,500
New York State Housing Finance Agency
Housing Revenue (Clinton Park Phase II)
VRDO	0.180%	6/7/12 LOC	5,000	5,000
New York State Housing Finance Agency
Revenue (Personal Income Tax) VRDO	0.190%	6/7/12	5,000	5,000
New York State Local Government Assistance
Corp. Revenue VRDO	0.180%	6/7/12	9,100	9,100
1 New York State Urban Development Corp.
Revenue (Service Contract) TOB VRDO	0.200%	6/7/12	2,000	2,000
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.160%	6/7/12 LOC	8,300	8,300
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Ithaca
College) VRDO	0.160%	6/7/12 LOC	10,000	10,000
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.170%	6/1/12 LOC	26,400	26,400
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.190%	6/1/12 LOC	20,500	20,500
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.190%	6/1/12 LOC	4,600	4,600
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.150%	6/7/12 LOC	8,200	8,200
				537,645
North Carolina (3.4%)
Cary NC GO VRDO	0.180%	6/7/12	3,205	3,205
Charlotte NC Water & Sewer System Revenue
VRDO	0.150%	6/7/12	9,800	9,800
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) VRDO	0.170%	6/7/12	21,415	21,415
Forsyth County NC GO VRDO	0.180%	6/7/12	19,520	19,520
Mecklenburg County NC COP VRDO	0.190%	6/7/12	3,935	3,935
North Carolina Capital Facilities Finance Agency
Recreational Facilities Revenue (YMCA of
Greater Winston-Salem) VRDO	0.180%	6/7/12 LOC	9,650	9,650
North Carolina Capital Facilities Finance Agency
Revenue (YMCA of the Triangle) VRDO	0.180%	6/7/12 LOC	3,445	3,445
North Carolina Medical Care Commission Health
Systems Revenue (Catholic Health East)
VRDO	0.170%	6/7/12 LOC	1,915	1,915
North Carolina Medical Care Commission
Hospital Revenue (Baptist Hospital) VRDO	0.180%	6/7/12 LOC	19,240	19,240
Union County NC GO VRDO	0.170%	6/7/12	19,490	19,490
Winston-Salem NC Water & Sewer System
Revenue VRDO	0.180%	6/7/12	10,005	10,005
				121,620

Ohio (9.2%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.200%	6/1/12 LOC	12,000	12,000
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.200%	6/1/12 LOC	7,100	7,100
1 Cleveland OH Water Works Revenue TOB
VRDO	0.180%	6/7/12	16,850	16,850
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.150%	6/7/12	10,000	10,000
Columbus OH GO VRDO	0.170%	6/7/12	6,900	6,900
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.180%	6/7/12 LOC	9,920	9,920
Columbus OH Sewer Revenue VRDO	0.170%	6/7/12	2,150	2,150
Franklin County OH Hospital Facilities Revenue
(Doctors OhioHealth Corp.) VRDO	0.170%	6/7/12 LOC	11,115	11,115
Franklin County OH Hospital Facilities Revenue
(US Health Corp. of Columbus) VRDO	0.170%	6/7/12 LOC	3,105	3,105
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.150%	6/7/12	8,325	8,325
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.150%	6/7/12	6,100	6,100
Lancaster Port Authority Ohio Gas Revenue
VRDO	0.180%	6/7/12	27,645	27,645
1 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.200%	6/7/12	2,400	2,400
1 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.250%	6/7/12	3,600	3,600
Montgomery County OH Revenue (Catholic
Health Initiatives) VRDO	0.160%	6/7/12	6,350	6,350
Ohio Air Quality Development Authority
Revenue (Ohio Valley Electric Corp. Project)
VRDO	0.150%	6/7/12 LOC	6,300	6,300
Ohio Common Schools GO VRDO	0.160%	6/7/12	12,790	12,790
Ohio Common Schools GO VRDO	0.160%	6/7/12	8,195	8,195
Ohio Common Schools GO VRDO	0.160%	6/7/12	6,965	6,965
Ohio GO VRDO	0.140%	6/7/12	19,140	19,140
Ohio GO VRDO	0.140%	6/7/12	11,740	11,740
1 Ohio Higher Education GO TOB VRDO	0.160%	6/7/12	5,755	5,755
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) CP	0.230%	8/1/12	10,800	10,800
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) VRDO	0.170%	6/1/12 LOC	6,900	6,900
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) VRDO	0.160%	6/7/12 LOC	5,000	5,000
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.180%	6/1/12	6,900	6,900
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project) VRDO	0.160%	6/7/12	13,200	13,200
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project) VRDO	0.150%	6/7/12 LOC	10,275	10,275

Ohio Higher Educational Facility Commission
Revenue (Xavier University Project) VRDO	0.170%	6/7/12 LOC	3,115	3,115
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.200%	6/1/12	9,330	9,330
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.180%	6/7/12	3,600	3,600
Ohio Infrastructure Improvement GO VRDO	0.140%	6/7/12	19,215	19,215
Ohio State University General Receipts
Revenue VRDO	0.160%	6/7/12	8,300	8,300
Ohio State University General Receipts
Revenue VRDO	0.160%	6/7/12	18,745	18,745
Ohio Water Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) VRDO	0.180%	6/7/12 LOC	6,500	6,500
				326,325
Oregon (1.8%)
Oregon GO (Veterans Welfare) VRDO	0.200%	6/1/12	4,700	4,700
1 Oregon GO TOB VRDO	0.200%	6/1/12	31,600	31,600
Oregon Housing & Community Service
Department Single Family Mortgage Revenue
VRDO	0.170%	6/7/12	9,145	9,145
Oregon TAN	2.000%	6/29/12	15,000	15,020
1 Washington, Clackamas, & Yamhill County OR
School District GO TOB VRDO	0.160%	6/7/12 LOC	4,600	4,600
				65,065
Pennsylvania (2.2%)
Delaware County PA Industrial Development
Authority Revenue (Resource Recovery)
VRDO	0.160%	6/7/12	4,910	4,910
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.190%	6/7/12	9,900	9,900
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.190%	6/7/12	13,490	13,490
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.150%	6/7/12 LOC	4,490	4,490
1 Pennsylvania GO TOB VRDO	0.250%	6/7/12	10,055	10,055
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.230%	6/1/12 LOC	26,320	26,320
Philadelphia PA Water & Waste Water Revenue
VRDO	0.180%	6/7/12 LOC	9,845	9,845
				79,010
South Carolina (1.1%)
Greenville County SC Hospital System Revenue
VRDO	0.160%	6/7/12 LOC	5,000	5,000
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project) VRDO	0.170%	6/7/12 LOC	17,085	17,085
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project) VRDO	0.170%	6/7/12 LOC	17,200	17,200
				39,285

South Dakota (0.1%)
South Dakota Housing Development Authority
Homeownership Mortgage Revenue VRDO	0.150%	6/7/12	4,630	4,630

Tennessee (1.3%)
Jackson TN Energy Authority Gas System
Revenue VRDO	0.210%	6/7/12 LOC	16,000	16,000
Shelby County TN GO VRDO	0.130%	6/7/12	25,250	25,250
1 Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital) TOB VRDO	0.180%	6/7/12	5,000	5,000
				46,250
Texas (7.0%)
1 Cypress-Fairbanks TX Independent School
District GO TOB VRDO	0.200%	6/1/12	4,995	4,995
1 Denton TX Independent School District GO TOB
VRDO	0.180%	6/7/12	7,395	7,395
Denton TX Independent School District GO
VRDO	0.290%	6/7/12	10,195	10,195
1 Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System) TOB VRDO	0.180%	6/7/12	5,000	5,000
1 Harris County TX Metropolitan Transit Authority
Revenue TOB VRDO	0.200%	6/7/12	2,200	2,200
Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) VRDO	0.120%	6/7/12	11,000	11,000
1 Houston TX Utility System Revenue TOB VRDO	0.180%	6/7/12 (13)	8,000	8,000
1 Northside TX Independent School District GO
TOB VRDO	0.180%	6/7/12	5,225	5,225
San Antonio TX Electric & Gas Systems
Revenue VRDO	0.190%	6/7/12	37,000	37,000
1 Texas GO TOB VRDO	0.200%	6/1/12	4,200	4,200
1 Texas GO TOB VRDO	0.200%	6/1/12	3,065	3,065
1 Texas GO TOB VRDO	0.200%	6/1/12	13,000	13,000
Texas Small Business Industrial Development
Corp. Revenue (Texas Public Facilities
Capital Access Program) VRDO	0.190%	6/7/12 LOC	8,350	8,350
Texas TRAN	2.500%	8/30/12	60,000	60,330
Texas TRAN CP	0.170%	8/30/12	10,000	10,000
Texas Transportation Commission Mobility Fund
GO VRDO	0.170%	6/7/12	44,975	44,975
1 Texas Transportation Commission Revenue
TOB VRDO	0.160%	6/7/12	1,500	1,500
1 University of Texas Permanent University Fund
Revenue TOB VRDO	0.160%	6/7/12	9,950	9,950
				246,380
Utah (2.5%)
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.180%	6/1/12	27,300	27,300
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.180%	6/1/12	35,400	35,400
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.200%	6/1/12	25,690	25,690
				88,390

Vermont (0.6%)
Vermont Educational & Health Buildings
Financing Agency Hospital Revenue (Fletcher
Allen Health Care Project) VRDO	0.160%	6/7/12 LOC	13,600	13,600
Vermont Housing Finance Agency Revenue
VRDO	0.160%	6/7/12	9,335	9,335
				22,935
Virginia (1.8%)
Alexandria VA Industrial Development Authority
Revenue (Institute for Defense Analyses
Project) VRDO	0.190%	6/7/12 LOC	15,650	15,650
Fairfax County VA Industrial Development
Authority Hospital Revenue (Inova Health
System Hospital Project) VRDO	0.200%	6/1/12	14,290	14,290
Smyth County VA Industrial Development
Authority Hospital Revenue VRDO	0.160%	6/7/12 LOC	7,100	7,100
1 University of Virginia Revenue TOB VRDO	0.180%	6/7/12	6,600	6,600
Virginia Commonwealth University Health
System Authority Revenue VRDO	0.190%	6/1/12 LOC	4,840	4,840
1 Virginia Public Building Authority Facility
Revenue TOB VRDO	0.200%	6/7/12	13,650	13,650
				62,130
Washington (0.7%)
Chelan County WA Public Utility District No. 1
Consolidated System Revenue VRDO	0.170%	6/7/12	6,875	6,875
1 King County WA Sewer Revenue TOB VRDO	0.200%	6/1/12	4,200	4,200
1 Seattle WA Water System Revenue TOB VRDO	0.170%	6/7/12	5,060	5,060
1 Washington GO TOB VRDO	0.180%	6/7/12	7,995	7,995
				24,130
West Virginia (0.5%)
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.) VRDO	0.190%	6/7/12 LOC	16,570	16,570

Wisconsin (1.0%)
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
VRDO	0.180%	6/1/12 LOC	22,350	22,350
Wisconsin Health & Educational Facilities
Authority Revenue (Edgewood College)
VRDO	0.220%	6/1/12 LOC	6,090	6,090
Wisconsin Health & Educational Facilities
Authority Revenue (ProHealth Care Inc.
Obligated Group) VRDO	0.220%	6/1/12 LOC	5,715	5,715
				34,155
Total Investments (101.2%) (Cost $3,581,476)				3,581,476
Other Assets and Liabilities-Net (-1.2%)				(41,632)
Net Assets (100%)				3,539,844

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2012, the aggregate value of these securities was $666,105,000, representing 18.8% of net assets.

Municipal Cash Management Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Municipal Cash Management Fund

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2012, 100% of the market value of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level
2 inputs.

Vanguard Market Liquidity Fund

Schedule of Investments
As of May 31, 2012

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (59.2%)
2	Fannie Mae Discount Notes	0.110%	6/13/12	25,000	24,999
2	Fannie Mae Discount Notes	0.100%	6/20/12	20,000	19,999
2	Fannie Mae Discount Notes	0.110%	6/25/12	44,524	44,521
2	Fannie Mae Discount Notes	0.090%	6/27/12	71,611	71,606
2	Fannie Mae Discount Notes	0.110%	7/2/12	10,000	9,999
2	Fannie Mae Discount Notes	0.110%	7/5/12	136,429	136,415
2	Fannie Mae Discount Notes	0.110%	7/11/12	49,500	49,494
2	Fannie Mae Discount Notes	0.100%	7/16/12	63,400	63,392
2	Fannie Mae Discount Notes	0.115%	7/25/12	25,300	25,296
2	Fannie Mae Discount Notes	0.120%	8/15/12	56,250	56,236
2	Fannie Mae Discount Notes	0.105%	8/29/12	45,000	44,988
4	Federal Home Loan Bank Discount Notes	0.115%	6/13/12	109,000	108,996
4	Federal Home Loan Bank Discount Notes	0.100%–0.120%	6/20/12	275,000	274,983
4	Federal Home Loan Bank Discount Notes	0.100%–0.110%	6/22/12	106,000	105,994
4	Federal Home Loan Bank Discount Notes	0.110%–0.120%	6/27/12	486,500	486,460
4	Federal Home Loan Bank Discount Notes	0.120%	6/29/12	153,000	152,986
4	Federal Home Loan Bank Discount Notes	0.100%–0.115%	7/5/12	899,200	899,105
4	Federal Home Loan Bank Discount Notes	0.110%–0.120%	7/6/12	499,000	498,944
4	Federal Home Loan Bank Discount Notes	0.115%–0.120%	7/13/12	120,700	120,684
4	Federal Home Loan Bank Discount Notes	0.115%	7/18/12	400,000	399,940
4	Federal Home Loan Bank Discount Notes	0.115%–0.120%	7/20/12	405,906	405,842
4	Federal Home Loan Bank Discount Notes	0.115%–0.120%	7/25/12	63,500	63,489
4	Federal Home Loan Bank Discount Notes	0.125%	7/27/12	205,000	204,960
4	Federal Home Loan Bank Discount Notes	0.122%–0.130%	8/1/12	500,353	500,248
4	Federal Home Loan Bank Discount Notes	0.123%	8/3/12	57,156	57,144
4	Federal Home Loan Bank Discount Notes	0.130%	8/10/12	39,785	39,775
[2,3] Federal Home Loan Mortgage Corp.		0.179%	8/24/12	500,000	499,945
[2,3] Federal Home Loan Mortgage Corp.		0.189%	2/4/13	290,000	289,900
[2,3] Federal Home Loan Mortgage Corp.		0.189%	5/6/13	99,000	98,944
[2,3] Federal Home Loan Mortgage Corp.		0.189%	6/17/13	21,000	20,989
[2,3] Federal National Mortgage Assn.		0.260%	11/23/12	190,000	189,972
[2,3] Federal National Mortgage Assn.		0.269%	12/28/12	250,000	249,971
[2,3] Federal National Mortgage Assn.		0.229%	8/12/13	190,000	189,931
[2,3] Federal National Mortgage Assn.		0.209%	11/8/13	150,000	149,935
[2,3] Federal National Mortgage Assn.		0.209%	11/14/13	214,925	214,832
2	Freddie Mac Discount Notes	0.110%	6/1/12	19,654	19,654
2	Freddie Mac Discount Notes	0.110%	6/5/12	30,254	30,254
2	Freddie Mac Discount Notes	0.110%	6/11/12	116,000	115,996
2	Freddie Mac Discount Notes	0.100%	6/19/12	41,200	41,198
2	Freddie Mac Discount Notes	0.120%	6/25/12	33,337	33,334
2	Freddie Mac Discount Notes	0.090%	6/29/12	24,845	24,843
2	Freddie Mac Discount Notes	0.110%	7/2/12	35,465	35,462
2	Freddie Mac Discount Notes	0.110%–0.130%	7/9/12	730,000	729,907
2	Freddie Mac Discount Notes	0.115%–0.120%	7/23/12	45,500	45,492
2	Freddie Mac Discount Notes	0.120%	7/30/12	376,238	376,164
2	Freddie Mac Discount Notes	0.120%–0.125%	8/6/12	461,000	460,898
2	Freddie Mac Discount Notes	0.120%–0.130%	8/13/12	317,126	317,048
2	Freddie Mac Discount Notes	0.115%	8/20/12	145,000	144,963
2	Freddie Mac Discount Notes	0.120%	8/21/12	25,000	24,993
2	Freddie Mac Discount Notes	0.105%	8/27/12	189,700	189,652

United States Treasury Bill	0.105%–0.115%	6/7/12	313,000	312,994
United States Treasury Bill	0.095%	6/14/12	1,400,000	1,399,952
United States Treasury Bill	0.095%	6/21/12	350,000	349,982
United States Treasury Bill	0.085%–0.090%	6/28/12	875,000	874,943
United States Treasury Bill	0.085%	7/12/12	600,000	599,942
United States Treasury Bill	0.080%	7/26/12	750,000	749,908
United States Treasury Bill	0.100%–0.102%	8/2/12	350,000	349,939
United States Treasury Bill	0.095%	8/9/12	300,000	299,945
United States Treasury Bill	0.095%–0.100%	8/16/12	1,150,000	1,149,764
United States Treasury Bill	0.085%–0.117%	8/23/12	975,000	974,797
United States Treasury Bill	0.091%	8/30/12	660,000	659,850
United States Treasury Bill	0.105%–0.110%	9/20/12	750,000	749,753
United States Treasury Note/Bond	1.875%	6/15/12	150,000	150,102
United States Treasury Note/Bond	4.875%	6/30/12	150,000	150,570
Total U.S. Government and Agency Obligations (Cost $18,133,213)				18,133,213
Commercial Paper (19.6%)
Finance - Auto (0.7%)
American Honda Finance Corp.	0.160%	6/5/12	96,250	96,248
American Honda Finance Corp.	0.170%	7/5/12	9,500	9,498
American Honda Finance Corp.	0.170%	7/6/12	7,322	7,321
American Honda Finance Corp.	0.170%-0.175%	7/9/12	24,900	24,896
American Honda Finance Corp.	0.170%-0.185%	7/16/12	28,900	28,893
American Honda Finance Corp.	0.170%	7/17/12	24,800	24,795
American Honda Finance Corp.	0.170%	7/30/12	13,400	13,396
				205,047
Finance - Other (3.0%)
5 Chariot Funding LLC	0.210%	6/22/12	15,000	14,998
5 Chariot Funding LLC	0.170%	7/6/12	19,000	18,997
5 Chariot Funding LLC	0.180%	8/1/12	12,000	11,996
5 Chariot Funding LLC	0.180%	8/2/12	20,000	19,994
5 Chariot Funding LLC	0.180%	8/6/12	50,000	49,983
5 Chariot Funding LLC	0.180%	8/8/12	11,500	11,496
5 Jupiter Securitization Co. LLC	0.190%	6/7/12	35,000	34,999
5 Jupiter Securitization Co. LLC	0.180%	8/1/12	19,000	18,994
5 Old Line Funding LLC	0.180%	6/4/12	20,059	20,059
5 Old Line Funding LLC	0.180%	6/5/12	10,000	10,000
5 Old Line Funding LLC	0.180%	6/18/12	20,056	20,054
5 Old Line Funding LLC	0.180%	6/25/12	60,099	60,092
5 Old Line Funding LLC	0.180%	7/9/12	10,531	10,529
5 Old Line Funding LLC	0.180%	7/11/12	60,000	59,988
5 Old Line Funding LLC	0.180%-0.190%	7/16/12	60,500	60,486
5 Old Line Funding LLC	0.180%	7/18/12	15,207	15,203
5 Old Line Funding LLC	0.180%	7/20/12	25,000	24,994
5 Old Line Funding LLC	0.180%	7/23/12	22,000	21,994
5 Old Line Funding LLC	0.180%	7/25/12	19,500	19,495
5 Old Line Funding LLC	0.180%	7/26/12	38,044	38,034
5 Old Line Funding LLC	0.180%	7/30/12	10,000	9,997
5 Old Line Funding LLC	0.180%	8/6/12	27,064	27,055
5 Old Line Funding LLC	0.180%	8/13/12	33,574	33,562
5 Old Line Funding LLC	0.180%	8/16/12	42,111	42,095
5 Old Line Funding LLC	0.180%	8/20/12	75,000	74,970
5 Straight-A Funding LLC	0.180%	6/1/12	4,750	4,750
5 Straight-A Funding LLC	0.180%	6/11/12	12,000	11,999
5 Straight-A Funding LLC	0.180%	6/25/12	10,750	10,749
5 Straight-A Funding LLC	0.180%	6/25/12	3,933	3,932
5 Straight-A Funding LLC	0.170%	6/28/12	10,000	9,999

5	Straight-A Funding LLC	0.180%	7/2/12	40,750	40,744
5	Straight-A Funding LLC	0.180%	7/9/12	15,444	15,441
5	Straight-A Funding LLC	0.180%	7/9/12	14,900	14,897
5	Straight-A Funding LLC	0.180%	7/10/12	5,750	5,749
5	Straight-A Funding LLC	0.180%	7/10/12	10,000	9,998
5	Straight-A Funding LLC	0.180%	7/10/12	23,226	23,221
5	Straight-A Funding LLC	0.180%	7/11/12	5,750	5,749
5	Straight-A Funding LLC	0.180%	7/11/12	5,040	5,039
5	Straight-A Funding LLC	0.180%	7/16/12	5,269	5,268
5	Straight-A Funding LLC	0.150%-0.180%	7/18/12	8,500	8,498
5	Straight-A Funding LLC	0.180%	7/19/12	4,000	3,999
5	Straight-A Funding LLC	0.180%	7/20/12	5,000	4,999
5	Straight-A Funding LLC	0.180%	7/24/12	4,750	4,749
5	Straight-A Funding LLC	0.180%	8/1/12	6,914	6,912
					926,756
Foreign Banks (8.3%)
5	Australia & New Zealand Banking Group, Ltd.	0.170%	7/20/12	43,800	43,790
5	Australia & New Zealand Banking Group, Ltd.	0.170%	7/25/12	255,000	254,935
5	Australia & New Zealand Banking Group, Ltd.	0.180%	7/26/12	50,000	49,986
5	Australia & New Zealand Banking Group, Ltd.	0.170%	7/27/12	100,000	99,974
5	Australia & New Zealand Banking Group, Ltd.	0.180%	8/2/12	100,000	99,969
5	Australia & New Zealand Banking Group, Ltd.	0.180%	8/6/12	130,000	129,957
[3,5] Australia & New Zealand Banking Group, Ltd.		0.319%	8/17/12	35,500	35,499
5	Commonwealth Bank of Australia	0.185%	6/1/12	70,000	70,000
5	Commonwealth Bank of Australia	0.185%	6/4/12	100,000	99,998
5	Commonwealth Bank of Australia	0.200%	6/15/12	65,000	64,995
[3,5] Commonwealth Bank of Australia		0.289%	10/10/12	106,000	106,000
[3,5] Commonwealth Bank of Australia		0.289%	10/11/12	105,000	105,000
[3,5] Commonwealth Bank of Australia		0.290%	10/22/12	100,000	100,000
[3,5] Commonwealth Bank of Australia		0.269%	11/8/12	300,000	299,993
5	National Australia Funding Delaware Inc.	0.200%	8/7/12	50,000	49,981
5	National Australia Funding Delaware Inc.	0.200%	8/8/12	75,000	74,972
[3,5] Westpac Banking Corp.		0.389%	7/16/12	92,000	92,000
5	Westpac Banking Corp.	0.220%	8/27/12	200,000	199,894
[3,5] Westpac Banking Corp.		0.289%	9/26/12	112,000	112,000
[3,5] Westpac Banking Corp.		0.289%	10/2/12	212,100	212,100
[3,5] Westpac Banking Corp.		0.289%	10/11/12	91,000	91,000
[3,5] Westpac Banking Corp.		0.289%	10/17/12	82,000	82,000
[3,5] Westpac Banking Corp.		0.269%	11/2/12	55,000	55,000
					2,529,043
Foreign Governments (1.6%)
5	Hydro-Quebec	0.160%	7/3/12	12,500	12,498
5	Hydro-Quebec	0.180%	8/2/12	4,750	4,749
	Province of Ontario	0.150%	6/7/12	10,000	10,000
	Province of Ontario	0.150%	7/3/12	8,962	8,961
	Province of Ontario	0.150%	7/5/12	4,800	4,799
	Province of Ontario	0.160%	7/13/12	5,200	5,199
	Province of Ontario	0.160%	7/17/12	9,090	9,088
	Province of Ontario	0.160%	7/19/12	20,000	19,996
	Province of Ontario	0.160%	7/24/12	5,500	5,499
	Province of Ontario	0.160%	7/31/12	87,500	87,477
	Province of Ontario	0.160%	8/2/12	10,500	10,497
	Province of Ontario	0.160%	8/7/12	12,600	12,596
	Province of Ontario	0.160%	8/8/12	18,500	18,494
	Province of Ontario	0.160%	8/13/12	7,200	7,198
5	Quebec	0.150%	6/11/12	50,000	49,998

5 Quebec	0.150%	6/14/12	50,000	49,997
5 Quebec	0.150%	6/18/12	11,500	11,499
5 Quebec	0.145%	6/20/12	34,000	33,997
5 Quebec	0.150%	6/22/12	18,000	17,998
5 Quebec	0.140%	6/26/12	46,000	45,996
5 Quebec	0.160%	7/19/12	75,000	74,984
				501,520
Foreign Industrial (2.2%)
5 Nestle Capital Corp.	0.165%	7/12/12	132,500	132,475
5 Nestle Capital Corp.	0.170%	7/23/12	40,200	40,190
5 Nestle Capital Corp.	0.170%	8/16/12	11,100	11,096
Nestle Finance International Ltd.	0.150%	6/8/12	18,500	18,499
Nestle Finance International Ltd.	0.175%	6/11/12	12,000	11,999
Nestle Finance International Ltd.	0.190%	7/11/12	21,800	21,795
Nestle Finance International Ltd.	0.170%	7/18/12	18,255	18,251
Nestle Finance International Ltd.	0.190%	7/19/12	76,250	76,231
Nestle Finance International Ltd.	0.185%	7/26/12	11,000	10,997
Nestle Finance International Ltd.	0.185%	8/2/12	51,000	50,984
5 Novartis Finance Corp.	0.170%	8/6/12	4,500	4,499
5 Novartis Securities Investment Ltd.	0.180%-0.190%	6/11/12	41,900	41,898
5 Novartis Securities Investment Ltd.	0.180%-0.185%	6/15/12	44,000	43,997
5 Novartis Securities Investment Ltd.	0.180%	7/9/12	56,000	55,989
5 Sanofi	0.210%	6/13/12	31,139	31,137
5 Sanofi	0.210%	6/15/12	44,000	43,996
5 Total Capital Canada, Ltd.	0.150%	6/20/12	56,250	56,246
				670,279
Industrial (3.8%)
General Electric Co.	0.170%	6/11/12	113,000	112,995
General Electric Co.	0.150%	6/19/12	250,000	249,981
General Electric Co.	0.150%	6/22/12	61,000	60,995
General Electric Co.	0.150%	6/25/12	40,000	39,996
General Electric Co.	0.160%	6/27/12	208,000	207,976
5 Procter & Gamble Co.	0.150%	7/16/12	21,000	20,996
5 Procter & Gamble Co.	0.150%	7/17/12	4,750	4,749
5 Texas Instruments International Management
Co Sarl.	0.140%	6/5/12	75,000	74,999
5 Texas Instruments International Management
Co Sarl.	0.150%	6/21/12	20,750	20,748
5 The Coca-Cola Co.	0.160%	6/7/12	54,000	53,999
5 The Coca-Cola Co.	0.150%	6/8/12	32,000	31,999
5 The Coca-Cola Co.	0.160%	6/15/12	20,000	19,999
5 The Coca-Cola Co.	0.150%	6/21/12	22,500	22,498
5 The Coca-Cola Co.	0.150%	6/22/12	10,500	10,499
5 The Coca-Cola Co.	0.150%	6/25/12	5,750	5,749
5 The Coca-Cola Co.	0.150%	6/26/12	20,000	19,998
5 The Coca-Cola Co.	0.170%	7/6/12	20,500	20,497
5 The Coca-Cola Co.	0.170%	7/9/12	43,000	42,992
5 The Coca-Cola Co.	0.170%	7/23/12	35,700	35,691
5 The Coca-Cola Co.	0.160%	7/24/12	24,500	24,494
5 The Coca-Cola Co.	0.160%	7/25/12	17,000	16,996
5 Wal-Mart Stores, Inc.	0.140%	6/11/12	33,500	33,499
5 Wal-Mart Stores, Inc.	0.150%	7/26/12	24,000	23,994
				1,156,339
Total Commercial Paper (Cost $5,988,984)				5,988,984

Certificates of Deposit (16.3%)
Domestic Banks (2.9%)
Branch Banking & Trust Co.	0.190%	6/26/12	41,000	41,000
Branch Banking & Trust Co.	0.190%	6/28/12	20,500	20,500
Branch Banking & Trust Co.	0.190%	7/2/12	41,300	41,300
Branch Banking & Trust Co.	0.190%	7/9/12	31,500	31,500
Branch Banking & Trust Co.	0.190%	7/10/12	61,000	61,000
Branch Banking & Trust Co.	0.180%	7/19/12	139,500	139,500
Branch Banking & Trust Co.	0.180%	7/26/12	45,000	45,000
Branch Banking & Trust Co.	0.180%	7/27/12	45,000	45,000
State Street Bank & Trust Co.	0.190%	7/11/12	385,000	385,000
State Street Bank & Trust Co.	0.190%	7/19/12	75,000	75,000
				884,800
Eurodollar Certificates of Deposit (4.6%)
Australia & New Zealand Banking Group, Ltd.	0.180%	6/18/12	250,000	250,000
Australia & New Zealand Banking Group, Ltd.	0.200%	7/11/12	78,000	78,000
Bank of Nova Scotia	0.200%	6/1/12	150,000	150,000
Commonwealth Bank of Australia	0.200%	7/24/12	50,000	50,000
Commonwealth Bank of Australia	0.200%	7/25/12	30,000	30,000
Commonwealth Bank of Australia	0.200%	7/30/12	75,000	75,000
National Australia Bank Ltd.	0.200%	6/7/12	125,000	125,000
3 National Australia Bank Ltd.	0.349%	9/27/12	150,000	150,000
3 National Australia Bank Ltd.	0.304%	10/29/12	250,000	250,000
3 National Australia Bank Ltd.	0.304%	11/9/12	250,000	250,000
				1,408,000
Yankee Certificates of Deposit (8.8%)
Bank of Montreal (Chicago Branch)	0.180%	6/5/12	194,000	194,000
Bank of Montreal (Chicago Branch)	0.160%	6/11/12	50,000	50,000
Bank of Montreal (Chicago Branch)	0.190%	6/19/12	20,000	20,000
Bank of Montreal (Chicago Branch)	0.190%	6/27/12	75,000	75,000
Bank of Montreal (Chicago Branch)	0.190%	7/3/12	50,000	50,001
Bank of Montreal (Chicago Branch)	0.180%	7/27/12	30,000	30,000
Bank of Montreal (Chicago Branch)	0.180%	8/6/12	150,000	150,000
Bank of Nova Scotia (Houston Branch)	0.250%	7/2/12	73,000	73,001
Bank of Nova Scotia (Houston Branch)	0.210%	7/9/12	200,000	200,000
Bank of Nova Scotia (Houston Branch)	0.260%	7/23/12	75,000	75,003
Bank of Nova Scotia (Houston Branch)	0.260%	8/15/12	55,000	55,003
Bank of Nova Scotia (Houston Branch)	0.250%	8/17/12	20,600	20,601
3 Bank of Nova Scotia (Houston Branch)	0.299%	10/3/12	175,000	175,000
3 Bank of Nova Scotia (Houston Branch)	0.290%	10/18/12	210,000	209,992
3 Bank of Nova Scotia (Houston Branch)	0.279%	10/29/12	90,000	89,996
Toronto Dominion Bank (New York Branch)	0.170%	6/18/12	350,000	350,000
Toronto Dominion Bank (New York Branch)	0.170%	6/25/12	225,000	225,000
Toronto Dominion Bank (New York Branch)	0.170%	6/27/12	112,000	112,000
Toronto Dominion Bank (New York Branch)	0.170%	7/2/12	165,000	165,000
Toronto Dominion Bank (New York Branch)	0.170%	7/2/12	30,000	30,000
Toronto Dominion Bank (New York Branch)	0.180%	7/18/12	30,000	30,000
Toronto Dominion Bank (New York Branch)	0.250%	7/19/12	10,000	10,001
Toronto Dominion Bank (New York Branch)	0.180%	7/26/12	125,000	125,000
Toronto Dominion Bank (New York Branch)	0.280%	10/29/12	40,000	40,000
Westpac Banking Corp. (New York Branch)	0.420%	6/29/12	25,000	25,004
3 Westpac Banking Corp. (New York Branch)	0.269%	11/2/12	114,000	114,000
				2,693,602
Total Certificates of Deposit (Cost $4,986,402)				4,986,402

Repurchase Agreements (4.0%)
Goldman Sachs & Co.
(Dated 5/31/12, Repurchase Value
$235,001,000, collateralized by Federal
Home Loan Mortgage Corp. 6.250%,
7/15/32, Federal National Mortgage Assn.
1.750%, 5/7/13)	0.170%	6/1/12	235,000	235,000
Goldman Sachs & Co.
(Dated 5/31/12, Repurchase Value
$55,604,000, collateralized by Federal
Home Loan Bank 0.000%, 11/16/12)	0.190%	6/1/12	55,604	55,604
Goldman Sachs & Co.
(Dated 5/31/12, Repurchase Value
$150,001,000, collateralized by Federal
Farm Credit Bank 0.150%, 2/6/13, Federal
Home Loan Bank 0.000%, 11/16/12-
11/28/12)	0.190%	6/1/12	150,000	150,000
JP Morgan Securities LLC
(Dated 5/31/12, Repurchase Value
$100,001,000, collateralized by U.S.
Treasury Note 0.125%-2.375%, 2/6/13)	0.180%	6/1/12	100,000	100,000
JP Morgan Securities LLC
(Dated 5/31/12, Repurchase Value
$100,001,000, collateralized by U.S.
Treasury Note 0.125%, 2/6/13)	0.180%	6/1/12	100,000	100,000
Merrill Lynch Pierce Fenner & Smith Inc.
(Dated 5/31/12, Repurchase Value
$214,049,000, collateralized by U.S.
Treasury Bond 3.000%-3.125%, 2/15/42-
5/15/42)	0.180%	6/1/12	214,048	214,048
RBC Capital Markets LLC
(Dated 5/31/12, Repurchase Value
$370,002,000, collateralized by U.S.
Treasury Bill 0.000%, 8/30/12-9/27/12, U.S.
Treasury Note 0.125%-2.375%, 6/15/13-
4/15/15, U.S. Treasury Bond 3.125%,
2/15/42)	0.150%	6/1/12	370,000	370,000
Total Repurchase Agreements (Cost $1,224,652)				1,224,652
			Shares
Money Market Fund (1.2%)
6 Vanguard Municipal Cash Management Fund
(Cost $373,828)	0.177%		373,827,656	373,828
			Face
			Amount
			($000)
Tax-Exempt Municipal Bonds (2.2%)
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.160%	6/7/12	7,365	7,365
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.190%	6/7/12	9,660	9,660
Bi-State Development Agency of the Missouri-
Illinois Metropolitan District Revenue VRDO	0.190%	6/7/12	7,000	7,000
Buffalo NY Municipal Water System Revenue
VRDO	0.160%	6/7/12	2,870	2,870
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.160%	6/7/12	2,400	2,400

California Housing Finance Agency Home
Mortgage Revenue VRDO	0.170%	6/7/12	4,880	4,880
California Statewide Communities
Development Authority Revenue (Redlands
Community Hospital) VRDO	0.160%	6/7/12	5,400	5,400
Clackamas County OR Hospital Facility
Authority Revenue (Legacy Health System)
VRDO	0.160%	6/7/12	2,000	2,000
Clark County NV Industrial Development
Revenue (Southwest Gas Corp.) VRDO	0.190%	6/7/12	6,000	6,000
Cleveland-Cuyahoga County OH Port
Authority Revenue (SPC Buildings 1 & 3
LLC) VRDO	0.170%	6/7/12	5,320	5,320
Cobb County GA Hospital Authority Revenue
(Equipment Pool Project) VRDO	0.180%	6/7/12	2,300	2,300
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project) VRDO	0.150%	6/7/12	2,750	2,750
Columbus OH Regional Airport Authority
Airport Revenue (Oasbo Expanded Asset
Program) VRDO	0.180%	6/7/12	3,900	3,900
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) VRDO	0.140%	6/7/12	9,800	9,800
Curators of the University of Missouri System
Facilities Revenue VRDO	0.160%	6/7/12	5,365	5,365
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.170%	6/7/12	18,000	18,000
District of Columbia Revenue (Georgetown
University) VRDO	0.180%	6/7/12	11,575	11,575
Fairfax County VA Economic Development
Authority Resource Recovery Revenue
(Lorton Arts Foundation Project) VRDO	0.180%	6/7/12	2,300	2,300
Greenville County SC Hospital System
Revenue VRDO	0.160%	6/7/12	2,750	2,750
Hanover County VA Economic Development
Authority Revenue (Bon Secours Health
System Inc.) VRDO	0.190%	6/7/12	2,515	2,515
Harris County TX Cultural Education Facilities
Finance Corp. Medical Facilities Revenue
(Baylor College of Medicine) VRDO	0.190%	6/7/12	11,000	11,000
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.160%	6/7/12	3,850	3,850
Illinois Development Finance Authority
Revenue (Chicago Horticultural Society)
VRDO	0.200%	6/7/12	3,700	3,700
Illinois Finance Authority Revenue (Carle
Foundation) VRDO	0.150%	6/7/12	5,380	5,380
Illinois Finance Authority Revenue (Ingalls
Health System) VRDO	0.190%	6/7/12	4,395	4,395
Illinois Finance Authority Revenue (Little Co.
of Mary Hospital & Health Care Centers)
VRDO	0.170%	6/7/12	4,500	4,500
Illinois Finance Authority Revenue (Museum
of Science & Industry) VRDO	0.180%	6/7/12	2,855	2,855

Indiana Development Finance Authority
Educational Facilities Revenue
(Indianapolis Museum of Art Inc. Project)
VRDO	0.180%	6/7/12	3,400	3,400
Indiana Educational Facilities Authority
Revenue (Wabash College) VRDO	0.190%	6/7/12	5,400	5,400
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group) VRDO	0.180%	6/7/12	9,720	9,720
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.150%	6/7/12	4,765	4,765
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)
VRDO	0.150%	6/7/12	7,910	7,910
Lincoln County WY Pollution Control Revenue
(PacifiCorp Project) VRDO	0.180%	6/7/12	3,500	3,500
Los Angeles CA Wastewater System
Revenue VRDO	0.160%	6/7/12	2,800	2,800
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes
Medical Institute) VRDO	0.140%	6/7/12	4,500	4,500
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes
Medical Institute) VRDO	0.140%	6/7/12	12,600	12,600
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries) VRDO	0.190%	6/7/12	3,225	3,225
Maine Health & Higher Educational Facilities
Authority Revenue (Bowdoin College)
VRDO	0.180%	6/7/12	3,400	3,400
Massachusetts Development Finance Agency
Revenue (Simmons College) VRDO	0.170%	6/7/12	9,110	9,110
Massachusetts Health & Educational Facilities
Authority Revenue (Baystate Medical
Center) VRDO	0.160%	6/7/12	5,300	5,300
Massachusetts Health & Educational Facilities
Authority Revenue (Bentley College) VRDO	0.160%	6/7/12	5,200	5,200
Massachusetts Health & Educational Facilities
Authority Revenue (Dana Farber Cancer
Institute) VRDO	0.170%	6/7/12	6,385	6,385
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue
VRDO	0.160%	6/7/12	9,900	9,900
Michigan Higher Education Facilities Authority
Revenue (Albion College Project) VRDO	0.190%	6/7/12	3,130	3,130
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System) VRDO	0.180%	6/7/12	7,900	7,900
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.180%	6/7/12	4,715	4,715
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System) VRDO	0.170%	6/7/12	19,730	19,730
Nassau NY Health Care Corp. VRDO	0.160%	6/7/12	3,310	3,310
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.170%	6/7/12	5,200	5,200

New Jersey Transportation Trust Fund
Authority Transportation System Revenue
VRDO	0.140%	6/7/12	7,800	7,800
New York City NY GO VRDO	0.160%	6/7/12	5,300	5,300
New York City NY GO VRDO	0.190%	6/7/12	6,400	6,400
New York City NY GO VRDO	0.190%	6/7/12	2,300	2,300
New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(Carnegie Park) VRDO	0.140%	6/7/12	10,400	10,400
New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(Monterey) VRDO	0.160%	6/7/12	5,300	5,300
New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(One Columbus Place Development) VRDO	0.180%	6/7/12	1,800	1,800
New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(West End Towers) VRDO	0.180%	6/7/12	8,400	8,400
New York City NY Industrial Development
Agency Civic Facility Revenue (New York
Law School) VRDO	0.170%	6/7/12	4,425	4,425
New York State Dormitory Authority Revenue
(Royal Charter Properties) VRDO	0.150%	6/7/12	10,750	10,750
New York State Dormitory Authority Revenue
(St. John's University) VRDO	0.170%	6/7/12	4,460	4,460
New York State Housing Finance Agency
Housing Revenue (10 Liberty Street) VRDO	0.160%	6/7/12	4,600	4,600
New York State Housing Finance Agency
Housing Revenue (125 West 31st Street)
VRDO	0.180%	6/7/12	9,400	9,400
New York State Housing Finance Agency
Housing Revenue (160 West 62nd Street)
VRDO	0.170%	6/7/12	22,500	22,500
New York State Housing Finance Agency
Housing Revenue (20 River Terrace
Housing) VRDO	0.170%	6/7/12	3,700	3,700
New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.160%	6/7/12	18,500	18,500
New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.160%	6/7/12	8,700	8,700
New York State Housing Finance Agency
Housing Revenue (70 Battery Place) VRDO	0.180%	6/7/12	2,700	2,700
New York State Housing Finance Agency
Housing Revenue (Clinton Green - South)
VRDO	0.180%	6/7/12	3,850	3,850
New York State Housing Finance Agency
Housing Revenue (Clinton Green North)
VRDO	0.180%	6/7/12	7,755	7,755
New York State Housing Finance Agency
Housing Revenue (Clinton Park) VRDO	0.180%	6/7/12	3,750	3,750
New York State Housing Finance Agency
Housing Revenue (East 84th Street) VRDO	0.190%	6/7/12	6,800	6,800
New York State Housing Finance Agency
Housing Revenue (Gotham West Housing)
VRDO	0.110%	6/7/12	5,500	5,500

New York State Housing Finance Agency
Housing Revenue (Gotham West Housing)
VRDO	0.150%	6/7/12	11,600	11,600
North Carolina Capital Facilities Finance
Agency Revenue (YMCA of the Triangle)
VRDO	0.180%	6/7/12	2,200	2,200
North Texas Tollway Authority System
Revenue VRDO	0.190%	6/7/12	8,450	8,450
Oakland University of Michigan Revenue
VRDO	0.170%	6/7/12	2,100	2,100
Ohio Air Quality Development Authority
Revenue (Dayton Power & Light Co.
Project) VRDO	0.190%	6/7/12	3,085	3,085
Ohio GO VRDO	0.140%	6/7/12	265	265
Ohio State University General Receipts
Revenue VRDO	0.130%	6/7/12	23,400	23,400
Ohio State University General Receipts
Revenue VRDO	0.160%	6/7/12	1,400	1,400
Piedmont SC Municipal Power Agency
Revenue VRDO	0.150%	6/7/12	4,000	4,000
Russell County VA Industrial Development
Authority Hospital Revenue (STS Health
Alliance) VRDO	0.170%	6/7/12	2,000	2,000
Salem OH Hospital Facilities Improvement
Revenue (Salem Community Hospital
Project) VRDO	0.190%	6/7/12	3,010	3,010
Salem OR Hospital Facility Authority Revenue
(Salem Hospital Project) VRDO	0.170%	6/7/12	3,250	3,250
Smyth County VA Industrial Development
Authority Hospital Revenue VRDO	0.160%	6/7/12	5,635	5,635
South Placer CA Wastewater Authority
Revenue VRDO	0.130%	6/7/12	2,450	2,450
St. Joseph MO Industrial Development
Authority Health Facilities Revenue
(Heartland Regional Medical Center) VRDO	0.150%	6/7/12	5,150	5,150
Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.160%	6/7/12	2,900	2,900
Tarrant County TX Cultural Education
Facilities Finance Corp. Hospital Revenue
(Baylor Health Care System Project) VRDO	0.170%	6/7/12	9,000	9,000
Tarrant County TX Cultural Education
Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project) VRDO	0.180%	6/7/12	17,075	17,075
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.190%	6/7/12	10,100	10,100
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.190%	6/7/12	5,625	5,625
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.190%	6/7/12	6,800	6,800
7 Texas GO TOB VRDO	0.200%	6/1/12	11,000	11,000
Torrance CA Hospital Revenue (Torrance
Memorial Medical Center) VRDO	0.160%	6/7/12	5,200	5,200
University of South Florida Financing Corp.
COP VRDO	0.180%	6/7/12	10,200	10,200
Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.160%	6/7/12	4,500	4,500

Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.160%	6/7/12	3,750	3,750
Virginia Small Business Financing Authority
Health Facilities Revenue (Bon Secours
Health System Inc.) VRDO	0.170%	6/7/12	1,700	1,700
Warren County KY Revenue (Western
Kentucky University Student Life
Foundation Inc. Project) VRDO	0.190%	6/7/12	3,150	3,150
Warren County KY Revenue (Western
Kentucky University Student Life
Foundation Inc. Project) VRDO	0.190%	6/7/12	4,700	4,700
7 Washington County PA Authority Revenue
(Girard Estate Project) VRDO	0.190%	6/7/12	2,700	2,700
Washington Health Care Facilities Authority
Revenue (MultiCare Health System) VRDO	0.160%	6/7/12	3,600	3,600
Washington Health Care Facilities Authority
Revenue (Swedish Health Services) VRDO	0.150%	6/7/12	9,500	9,500
Washington Higher Education Facilities
Authority Revenue (Bastyr University
Project) VRDO	0.170%	6/7/12	1,600	1,600
Washington Housing Finance Commission
Non-profit Housing Revenue (Rockwood
Retirement Communities Program) VRDO	0.170%	6/7/12	1,300	1,300
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.) VRDO	0.190%	6/7/12	6,200	6,200
Whittier CA Health Facility Revenue
(Presbyterian Intercommunity Hospital)
VRDO	0.140%	6/7/12	5,000	5,000
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care
Inc.) VRDO	0.170%	6/7/12	7,475	7,475
Total Tax-Exempt Municipal Bonds (Cost $667,090)				667,090
Taxable Municipal Bonds (0.4%)
7 BlackRock Municipal Bond Trust TOB VRDO	0.330%	6/1/12	4,710	4,710
7 BlackRock Municipal Income Investment
Quality Trust TOB VRDO	0.330%	6/1/12	2,515	2,515
7 BlackRock Municipal Income Trust TOB
VRDO	0.330%	6/1/12	54,000	54,000
7 BlackRock MuniHoldings Fund II, Inc. TOB
VRDO	0.330%	6/1/12	7,000	7,000
7 BlackRock MuniHoldings Fund, Inc. TOB
VRDO	0.330%	6/1/12	4,990	4,990
7 BlackRock MuniHoldings Quality Fund II, Inc.
TOB VRDO	0.330%	6/1/12	25,500	25,500
7 BlackRock MuniHoldings Quality Fund II, Inc.
TOB VRDO	0.330%	6/1/12	5,170	5,170
7 BlackRock MuniYield Investment Quality Fund
TOB VRDO	0.330%	6/1/12	3,360	3,360
7 BlackRock Strategic Municipal Trust TOB
VRDO	0.330%	6/1/12	2,555	2,555
7 Los Angeles CA Department of Water &
Power Revenue TOB VRDO	0.240%	6/7/12	2,855	2,855
7 Massachusetts Transportation Fund Revenue
TOB VRDO	0.240%	6/7/12	2,800	2,800

7 Seattle WA Municipal Light & Power Revenue
TOB VRDO	0.240%	6/7/12	1,500	1,500
Total Taxable Municipal Bonds (Cost $116,955)				116,955
Total Investments (102.9%) (Cost $31,491,124)				31,491,124
Other Assets and Liabilities-Net (-2.9%)				(886,292)
Net Assets (100%)				30,604,832

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
3 Adjustable-rate security.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At May 31,
2012, the aggregate value of these securities was $4,703,434,000, representing 15.4% of net assets.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2012, the aggregate value of these securities was $130,655,000, representing 0.4% of net assets.
COP—Certificate of Participation.
GO—General Obligation Bond.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.
Investments in Vanguard Municipal Cash Management Fund are valued at the fund’s net asset value.

B. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The fund's investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs.
All of the fund's other investments were valued using amortized cost, in accordance with rules under the
Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CMT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 25, 2012

VANGUARD CMT FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 25, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.